Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 68.5%
Long-Term Municipal Bonds - 68.5%
Alabama - 0.3%
Tuscaloosa County Industrial Development Authority
(Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (a)	$2,400	$2,633,568
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/24 (Pre-refunded/ETM)	3,650	3,792,240

		6,425,808

American Samoa - 0.0%
American Samoa Economic Development Authority
(Territory of American Samoa)
6.50%, 9/01/28 (a)	400	445,900

Arizona - 2.9%
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/23 (Pre-refunded/ETM)	2,500	2,642,200
5.00%, 7/01/24 (Pre-refunded/ETM)	4,085	4,317,355
Maricopa County Special Health Care District
Series 2018C
5.00%, 7/01/30	3,535	4,438,334
Pima County Regional Transportation Authority
(Pima County Regional Transportation Authority Excise Tax)
Series 2014
5.00%, 6/01/22	1,685	1,840,424
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	23,120	24,824,175
State of Arizona
(State of Arizona COP)
Series 2019A
5.00%, 10/01/21-10/01/22	13,615	14,786,554
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)	1,800	1,814,274

		54,663,316

California - 0.7%
California Housing Finance
Series 20192
4.00%, 3/20/33	2,275	2,601,576
California Municipal Finance Authority
(Waste Management, Inc.)
Series 2019A
2.40%, 10/01/44	4,710	4,778,342

	Principal Amount (000)	U.S. $ Value
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	$2,270	$2,320,984
State of California
Series 2014
5.00%, 10/01/29	50	58,868
Series 2015
5.00%, 8/01/22-3/01/26	3,500	4,053,860

		13,813,630

Colorado - 2.1%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/29 (a)	2,375	2,557,828
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	300	310,140
Series 2018A
5.00%, 12/01/29	9,000	11,188,260
Colorado Health Facilities Authority
(CommonSpirit Health)
Series 2019A
5.00%, 8/01/33-8/01/36	16,920	20,419,561
Regional Transportation District
(Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/20	2,000	2,028,760
5.125%, 1/15/23	2,000	2,030,080
Vauxmont Metropolitan District
AGM
3.25%, 12/15/50	215	221,628
5.00%, 12/01/24-12/01/50 (b)	430	497,342

		39,253,599

Connecticut - 2.7%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/26 (Pre-refunded/ETM)	1,650	2,041,528
5.00%, 11/01/27-11/01/31	6,975	8,325,781
Series 2017C
5.00%, 8/15/25	1,000	1,164,900
State of Connecticut
Series 2014C
5.00%, 6/15/22	5,620	6,139,513
Series 2016A
5.00%, 3/15/23-3/15/24	27,430	30,747,505
Series 2018C
5.00%, 6/15/27	1,415	1,746,662

		50,165,889

District of Columbia - 0.8%
District of Columbia
Series 2017D
5.00%, 6/01/21	3,250	3,427,905
Metropolitan Washington Airports Authority
Series 2018A
5.00%, 10/01/29-10/01/30	6,180	7,707,402

	Principal Amount (000)	U.S. $ Value
Washington Metropolitan Area Transit Authority
Series 2017A
5.00%, 7/01/22	$3,015	$3,299,496

		14,434,803

Florida - 3.9%
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	7,660	8,353,153
Series 2012A-1
5.00%, 6/01/21	10,490	11,049,012
City of Jacksonville FL
(City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/21	2,500	2,662,575
City Of South Miami Health Facilities Authority, Inc.
(Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/27-8/15/30	10,925	13,511,543
County of Broward FL Half-Cent Sales Tax Revenue
Series 2010A
5.00%, 10/01/20	1,315	1,353,096
County of Lee FL Airport Revenue
(Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,636,577
County of Osceola FL Transportation Revenue
Series 2020A
Zero Coupon, 10/01/30-10/01/34 (b)	300	204,692
Florida Development Finance Corp.
(Virgin Trains USA Florida LLC)
6.375%, 1/01/49 (a)	3,925	3,743,547
Florida State Board of Education
(State of Florida)
Series 2017F
5.00%, 6/01/23	1,310	1,482,291
Martin County Industrial Development Authority
(Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (a)	2,640	2,665,714
North Broward Hospital District
Series 2017B
5.00%, 1/01/27-1/01/32	13,610	16,039,977
School District of Broward County/FL
Series 2015
5.00%, 7/01/21	2,210	2,338,092
St. Lucie County School Board
(St. Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	1,565	1,770,860

	Principal Amount (000)	U.S. $ Value
State of Florida Department of Transportation
Turnpike System Revenue
Series 2015B
5.00%, 7/01/24	$3,795	$4,432,864

		72,243,993

Georgia - 0.6%
Main Street Natural Gas, Inc.
(Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	6,465	7,018,145
Municipal Electric Authority of Georgia
5.00%, 1/01/28	180	220,154
State of Georgia
Series 2016E
5.00%, 12/01/23	3,550	4,081,897

		11,320,196

Guam - 0.0%
Territory of Guam
5.00%, 11/15/31	225	263,371

Hawaii - 2.1%
City & County of Honolulu HI
Series 2011A
5.00%, 8/01/24 (Pre-refunded/ETM)	5,800	6,156,584
Series 2011B
5.00%, 8/01/24 (Pre-refunded/ETM)	4,000	4,245,920
5.00%, 8/01/25 (Pre-refunded/ETM)	6,205	6,586,483
University of Hawaii
Series 2016
5.00%, 10/01/22-10/01/26	18,785	21,853,403

		38,842,390

Illinois - 7.3%
Chicago Board of Education
Series 2010
6.319%, 11/01/29	1,000	1,115,330
Series 2019A
5.00%, 12/01/29-12/01/30	2,030	2,404,370
Series 2019B
5.00%, 12/01/30-12/01/33	940	1,105,686
Chicago O’Hare International Airport
Series 2015B
5.00%, 1/01/24-1/01/28	28,115	32,592,816
Illinois Finance Authority
(Illinois Institute of Technology)
5.00%, 9/01/22-9/01/34	900	1,052,787
Series 2006A
5.00%, 4/01/20	1,730	1,733,339
Illinois Finance Authority
(Memorial Health Obligated Group)
5.00%, 4/01/30-4/01/32	7,195	8,935,538
Illinois Finance Authority
(OSF Healthcare System Obligated Group)
Series 2018A
5.00%, 5/15/32-5/15/33	26,905	32,592,500
State of Illinois
Series 2012
5.00%, 8/01/21	1,665	1,746,418

	Principal Amount (000)	U.S. $ Value
Series 2013
5.00%, 7/01/21-7/01/22	$1,805	$1,901,114
Series 2013A
5.00%, 4/01/20-4/01/22	3,640	3,784,291
Series 2014
5.00%, 2/01/21-5/01/24	4,220	4,603,453
Series 2016
5.00%, 2/01/22-2/01/24	6,750	7,333,165
Series 2017A
5.00%, 12/01/25	3,810	4,341,876
Series 2017D
5.00%, 11/01/24	12,010	13,407,724
State of Illinois
(State of Illinois Sales Tax)
Series 2016D
5.00%, 6/15/22-6/15/23	16,965	18,131,383

		136,781,790

Kansas - 0.2%
State of Kansas Department of Transportation
Series 2012C
5.00%, 9/01/20	2,745	2,815,464

Kentucky - 1.2%
City of Ashland KY
(Ashland Hospital Corp. Obligated Group)
5.00%, 2/01/26-2/01/31	815	975,686
Kentucky Economic Development Finance Authority
(Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/26-6/01/31	10,460	12,177,429
Kentucky Public Energy Authority
(Morgan Stanley)
Series 2018C
4.00%, 12/01/49	8,500	9,413,750

		22,566,865

Louisiana - 0.4%
Louisiana Local Government Environmental
Facilities & Community Development Auth
(St. James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/30	1,550	1,761,745
Parish of St. John the Baptist LA
(Marathon Oil Corp.)
2.00%, 6/01/37	4,885	4,915,971
2.10%, 6/01/37	1,570	1,584,994

		8,262,710

Maryland - 0.3%
State of Maryland Department of Transportation
Series 2018
5.00%, 10/01/24	4,860	5,726,878

Massachusetts - 1.5%
Commonwealth of Massachusetts
Series 2011A
5.00%, 4/01/25 (Pre-refunded/ETM)	8,750	9,176,038

	Principal Amount (000)	U.S. $ Value
Series 2016C
5.00%, 4/01/26	$6,025	$7,397,917
Series 2016H
5.00%, 12/01/22	9,655	10,745,049
Massachusetts Department of Transportation
(Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue)
Series 2010B
5.00%, 1/01/20	1,000	1,000,000

		28,319,004

Michigan - 2.7%
City of Detroit MI
5.00%, 4/01/26-4/01/28	3,675	4,215,204
City of Detroit MI Sewage Disposal System Revenue
(Great Lakes Water Authority Sewage Disposal System Revenue)
NATL Series 2005B
5.50%, 7/01/21	3,585	3,809,887
City of Detroit MI Water Supply System Revenue
(Great Lakes Water Authority Water Supply System Revenue)
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	9,941,096
Great Lakes Water Authority Water Supply System Revenue
Series 2018A
5.00%, 7/01/24-7/01/27	7,245	8,619,303
Michigan Finance Authority
(Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/24	10,115	11,781,345
Michigan Strategic Fund
(Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 6/30/33	1,090	1,340,188
South Lyon Community Schools
Series 2016
5.00%, 5/01/21-5/01/28	5,080	5,886,924
University of Michigan
Series 2017A
5.00%, 4/01/23	1,955	2,200,079
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/22	2,000	2,174,800

		49,968,826

Mississippi - 1.0%
Mississippi Development Bank
Series 2010C
5.00%, 8/01/22 (Pre-refunded/ETM)	3,870	3,955,991
5.00%, 8/01/23 (Pre-refunded/ETM)	1,790	1,829,774
Series 2010D
5.00%, 8/01/23 (Pre-refunded/ETM)	3,835	3,920,214

	Principal Amount (000)	U.S. $ Value
Mississippi Development Bank
(State of Mississippi Department of Corrections)
Series 2010C
5.00%, 8/01/22-8/01/23	$5,445	$5,560,113
Series 2010D
5.00%, 8/01/23	3,695	3,772,964

		19,039,056

Missouri - 0.0%
Howard Bend Levee District
XLCA
5.75%, 3/01/25-3/01/27	340	401,871

Nebraska - 1.4%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	17,000	19,001,070
Omaha Public Power District
Series 2011C
5.00%, 2/01/24 (Pre-refunded/ETM)	6,420	6,687,457

		25,688,527

Nevada - 0.2%
County of Clark Department of Aviation
Series 2010D
5.00%, 7/01/21 (Pre-refunded/ETM)	110	110,000
5.00%, 7/01/22 (Pre-refunded/ETM)	900	900,000
County of Clark NV
Series 2015
5.00%, 11/01/21	2,000	2,142,240

		3,152,240

New Hampshire - 0.1%
New Hampshire Business Finance Authority
(Emerald Renewable Diesel LLC)
2.00%, 6/01/49 (a)	2,700	2,707,587

New Jersey - 4.3%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2014U
5.00%, 6/15/23	1,610	1,791,608
Series 2017B
5.00%, 11/01/20-11/01/22	6,280	6,800,490
New Jersey Health Care Facilities Financing Authority
(Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/27	1,325	1,635,978
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/22	7,340	7,962,726
Series 2018A
5.00%, 6/15/24-6/15/30	6,055	7,008,665

	Principal Amount (000)	U.S. $ Value
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
5.00%, 6/15/29	$3,075	$3,695,320
Series 2012A
5.00%, 6/15/24	2,500	2,700,225
Series 2018A
5.00%, 12/15/29-12/15/30	6,135	7,298,132
Series 2019B
5.00%, 6/15/34	2,820	3,311,216
New Jersey Turnpike Authority
Series 2014C
5.00%, 1/01/21-1/01/23	16,670	17,986,681
Series 2017B
5.00%, 1/01/30	1,565	1,955,828
AGM Series 2005D-3
5.25%, 1/01/26	11,070	13,510,492
Tobacco Settlement Financing Corp.
Series 2018A
5.00%, 6/01/28	3,450	4,244,535

		79,901,896

New Mexico – 0.2%
City of Farmington NM
(Southern California Edison Co.)
1.875%, 4/01/29	3,210	3,211,477

New York – 8.4%
City of New York NY
Series 2013H
5.00%, 8/01/25	2,510	2,843,203
Series 2014J
5.00%, 8/01/22-8/01/28	11,090	12,808,046
Series 2015A
5.00%, 8/01/23	7,220	8,200,259
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/20-11/15/26	17,500	18,291,496
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	15,270,242
Series 2017C
5.00%, 11/15/30	4,340	5,350,699
New York City Transitional Finance Authority Building Aid Revenue
(New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/31	7,000	8,784,930
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2014B
5.00%, 2/01/27-11/01/29	20,280	23,410,956
Series 2014C
5.00%, 11/01/28	10,665	12,355,403
New York State Dormitory Authority
Series 2012A
5.00%, 12/15/21 (Pre-refunded/ETM)	5	5,385

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2012
5.00%, 12/15/21	$6,005	$6,465,223
Series 2012A
5.00%, 12/15/22	10,000	11,137,700
Series 2014C
5.00%, 3/15/27-3/15/29	26,340	30,355,391
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/31	1,590	1,917,779

		157,196,712

North Carolina - 0.3%
State of North Carolina
(State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/23-3/01/26	5,350	6,102,322

Ohio - 1.2%
American Municipal Power, Inc.
5.00%, 2/15/35-2/15/36	8,345	10,441,320
County of Cuyahoga/OH
(MetroHealth System (The))
Series 2017
5.00%, 2/15/25-2/15/28	5,500	6,444,315
County of Hamilton/OH Sewer System Revenue
Series 2015A
5.00%, 12/01/20-12/01/21	4,025	4,244,646
Ohio Air Quality Development Authority
(FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	475	509,437
Ohio Water Development Authority Water Pollution Control Loan Fund
(FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33	425	455,813
State of Ohio Major New State Infrastructure Project
(State of Ohio Fed Hwy Grant)
Series 2014
5.00%, 12/15/21	1,105	1,188,129

		23,283,660

Oklahoma - 0.2%
Comanche County Memorial Hospital
5.00%, 7/01/22	250	265,635
Series 2015
5.00%, 7/01/26-7/01/29	3,000	3,290,680

		3,556,315

Oregon - 0.3%
Oregon State Lottery
Series 2011A
5.25%, 4/01/26 (Pre-refunded/ETM)	5,105	5,362,802
5.25%, 4/01/26	825	867,075

		6,229,877

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 4.7%
Allegheny County Sanitary Authority BAM
Series 2013
5.00%, 12/01/24-12/01/25	$7,470	$8,493,321
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/22 (a)	1,350	1,429,596
Beaver County Industrial Development Authority
(FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35	1,245	1,335,263
Capital Region Water Revenue
Series 2018
5.00%, 7/15/29	1,500	1,872,825
City of Philadelphia PA
Series 2019B
5.00%, 2/01/32	2,890	3,636,718
Coatesville School District
AGM Series 2017
5.00%, 8/01/22-8/01/23	2,375	2,618,271
Commonwealth of Pennsylvania
Series 2017
5.00%, 1/01/26	1,000	1,206,080
Delaware River Port Authority
Series 2012
5.00%, 1/01/21	2,655	2,751,483
Moon Industrial Development Authority
(Baptist Homes Society)
Series 2015
5.125%, 7/01/25	2,535	2,726,164
Pennsylvania Turnpike Commission
Series 2011E
5.00%, 12/01/25 (Pre-refunded/ETM)	9,585	10,289,977
5.00%, 12/01/26 (Pre-refunded/ETM)	4,080	4,380,084
Series 2017
5.00%, 6/01/28	2,905	3,556,359
Series 2017B
5.00%, 6/01/31	11,050	13,328,842
Series 2017S
5.00%, 12/01/28-12/01/30	8,105	10,029,982
Series 2019
5.00%, 12/01/24-12/01/25	7,900	9,404,711
Series 2019A
5.00%, 12/01/31-12/01/32	4,005	5,036,209
Philadelphia Authority for Industrial Development
(City of Philadelphia PA)
Series 2018
5.00%, 5/01/32	3,205	3,933,400
State Public School Building Authority
Series 2012
5.00%, 4/01/26 (Pre-refunded/ETM)	1,110	1,205,693

		87,234,978

Puerto Rico - 0.6%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	1,010	1,140,613

	Principal Amount (000)	U.S. $ Value
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	$905	$1,019,654
AGC Series 2007N
5.25%, 7/01/34-7/01/36	2,115	2,392,703
AGM Series 2007C
5.50%, 7/01/31	100	115,237
NATL Series 2005L
5.25%, 7/01/35	155	168,138
NATL Series 2007N
5.25%, 7/01/32	200	218,424
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	3,680	3,767,400
Puerto Rico Public Buildings Authority
(Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	415	465,721
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24	1,477	1,296,363

		10,584,253

South Carolina - 0.9%
Patriots Energy Group Financing Agency
(Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	7,390	8,056,135
Renewable Water Resources
Series 2018A
5.00%, 1/01/25	7,220	8,571,584

		16,627,719

South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority
(Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/28	2,000	2,472,660

Tennessee - 0.7%
Tennessee Energy Acquisition Corp.
(Goldman Sachs Group, Inc. (The))
Series 2017A
4.00%, 5/01/48	5,415	5,796,162
Series 2018
4.00%, 11/01/49	6,500	7,224,880

		13,021,042

Texas - 6.1%
Austin Community College District Public Facility Corp.
(Austin Community College District)
Series 2015
5.00%, 8/01/20-8/01/22	2,000	2,118,360

	Principal Amount (000)	U.S. $ Value
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/25 (Pre-refunded/ETM)	$215	$230,241
5.00%, 11/15/25-11/15/26	11,600	12,411,319
5.00%, 11/15/26 (Pre-refunded/ETM)	175	187,236
City of Corpus Christi TX Utility System Revenue
Series 2015
5.00%, 7/15/24	1,290	1,497,432
Series 2015C
5.00%, 7/15/22-7/15/26	3,030	3,410,541
City of Dallas TX
Series 2014
5.00%, 2/15/22	19,045	20,552,221
City of Houston TX Airport System Revenue
(United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	2,900	2,951,504
City of San Antonio TX
Series 2010
5.00%, 2/01/23	650	651,976
Series 2014
5.00%, 2/01/21	2,000	2,083,760
County of Fort Bend TX
Series 2015A
5.00%, 3/01/21	2,000	2,089,480
Series 2015B
5.00%, 3/01/21-3/01/22	5,625	5,985,584
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/20	1,860	1,918,758
Hurst-Euless-Bedford Independent School District
Series 2011
5.00%, 8/15/20	4,015	4,111,440
5.00%, 8/15/24 (Pre-refunded/ETM)	3,510	3,594,310
Irving Hospital Authority
(Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/28	1,100	1,298,088
Metropolitan Transit Authority of Harris County
(Metropolitan Transit Authority of Harris County Sales & Use Tax)
Series 2018
5.00%, 11/01/29	1,185	1,514,276
New Hope Cultural Education Facilities Finance Corp.
(Children’s Health System of Texas Obligated Group)
Series 2017A
5.00%, 8/15/23	1,160	1,312,935
State of Texas
Series 2014
5.00%, 4/01/22	1,790	1,945,909
Texas A&M University
Series 2013B
5.00%, 5/15/23	3,950	4,457,417
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/22	20,035	22,134,668

	Principal Amount (000)	U.S. $ Value
University of Houston
Series 2017A
5.00%, 2/15/23	$13,870	$15,511,237
Via Metropolitan Transit
(Via Metropolitan Transit Sales Tax)
Series 2017
5.00%, 7/15/24	2,580	3,003,507

		114,972,199

Virginia - 0.3%
Greater Richmond Convention Center Authority
(Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/20-6/15/23	5,815	6,294,122

Washington - 7.1%
Chelan County Public Utility District No. 1
Series 2011A
5.25%, 7/01/22	7,835	8,289,038
Series 2011B
5.50%, 7/01/23	5,540	5,878,106
Clark County Public Utility District No. 1
Series 2010
5.00%, 1/01/21	7,960	7,983,562
5.00%, 1/01/21 (Pre-refunded/ETM)	3,875	3,875,000
Energy Northwest
(Bonneville Power Administration)
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	15,531,987
Franklin County School District No. 1 Pasco
Series 2015
5.00%, 12/01/25	8,615	10,158,808
Port of Seattle WA
Series 2010C
5.00%, 2/01/20-2/01/22	9,920	10,150,779
Series 2018A
5.00%, 5/01/26-5/01/29	14,375	17,504,572
Series 2018B
5.00%, 5/01/26-5/01/28	16,040	19,685,817
Snohomish & Island Counties School District No. 41 Stanwood-Camano
Series 2018
5.00%, 12/15/27	1,000	1,265,020
Snohomish County Public Utility District No. 1
Series 2012
5.00%, 12/01/26	6,065	6,709,164
State of Washington 5.00%, 6/01/30-6/01/31(b)	6,860	8,481,826
Series 20152
5.00%, 7/01/24	3,755	4,391,548
Series 2015R
5.00%, 7/01/23	3,735	4,232,241
State of Washington
(State of Washington COP)
Series 2015C
5.00%, 1/01/21-7/01/21	8,095	8,514,234

	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission
(Presbyterian Retirement Communities Northwest Obligated Group)
Series 2019
2.375%, 1/01/26 (a)	$740	$740,592

		133,392,294

West Virginia - 0.1%
West Virginia Economic Development Authority
(Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	1,310	1,326,873

Wisconsin – 0.6%
UMA Education, Inc.
5.00%, 10/01/22-10/01/29 (a)	3,315	3,760,635
Wisconsin Health & Educational Facilities Authority
(St. Camillus Health System Obligated Group)
2.25%, 11/01/26	515	518,770
Wisconsin Public Finance Authority
(Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	3,245	3,581,474
Series 2016B
5.00%, 12/01/25	2,510	2,875,054

		10,735,933

Total Long-Term Municipal Bonds (cost $1,225,375,441)		1,283,448,045

	Shares
INVESTMENT COMPANIES - 23.9%
Funds and Investment Trusts - 23.9% (c)
iShares Core MSCI EAFE ETF	921,201	60,099,153
iShares Core MSCI Emerging Markets ETF	1,013,239	54,471,729
SPDR S&P 500 ETF Trust	998,617	321,414,868
Vanguard Mid-Cap ETF	64,928	11,568,871

Total Investment Companies (cost $335,266,465)		447,554,621

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.7%
United States - 0.7%
U.S. Treasury Notes
2.125%, 11/30/23 (d)	$1,698	1,727,980
2.50%, 5/31/20 (d)(e)	2,397	2,405,240
2.625%, 2/15/29 (e)	7,796	8,267,414

Total Governments - Treasuries (cost $12,000,155)		12,400,634

	Principal Amount (000)	U.S. $ Value
AGENCIES - 0.3%
Agency Debentures - 0.3%
Federal Home Loan Mortgage Corp. Series 2019M 2.65%, 6/15/35 (cost $5,121,964)	$4,995	$5,113,981

	Shares
SHORT-TERM INVESTMENTS - 6.1%
Investment Companies - 3.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.53% (c)(f)(g) (cost $66,235,496)	66,235,496	$66,235,496

	Principal Amount (000)
U.S. Treasury Bills - 2.6%
U.S. Treasury Bill
Zero Coupon, 1/23/20 (d)(e)	$27,000	26,977,084
Zero Coupon, 2/13/20	22,000	21,961,757

Total U.S. Treasury Bills (cost $48,932,802)		48,938,841

Total Short-Term Investments (cost $115,168,298)		115,174,337

Total Investments - 99.5% (cost $1,692,932,323) (h)		1,863,691,618
Other assets less liabilities - 0.5%		10,269,242

Net Assets - 100.0%		$1,873,960,860

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	2,587	March 2020	$108,209,531	$(278,342)
FTSE 100 Index Futures	170	March 2020	16,886,396	87,554
Mini MSCI Emerging Market Futures	699	March 2020	39,150,990	1,609,469
Russell 2000 E-Mini Futures	328	March 2020	27,397,840	555,427
S&P 500 E-Mini Futures	189	March 2020	30,533,895	303,852
S&P Mid 400 E-Mini Futures	28	March 2020	5,781,440	128,451
TOPIX Index Futures	411	March 2020	65,098,799	(48,422)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
U.S. T-Note 2 Yr (CBT) Futures	905	March 2020	$195,027,500	$(12,827)
U.S. T-Note 10 Yr (CBT) Futures	1,625	March 2020	208,685,547	(1,114,865)
U.S. Ultra Bond (CBT) Futures	415	March 2020	75,387,344	(1,687,848)
Sold Contracts
Hang Seng Index Futures	13	January 2020	2,358,161	(14,453)
S&P/TSX 60 Index Futures	159	March 2020	24,792,515	(89,609)
SPI 200 Futures	35	March 2020	4,054,448	123,356

				$(438,257)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	4,013	USD	4,060	1/10/20	$(87,257)
Bank of America, NA	EUR	1,869	USD	2,085	1/16/20	(12,560)
Barclays Bank PLC	USD	9,373	NZD	14,676	1/17/20	508,582
BNP Paribas SA	SEK	116,249	USD	12,157	1/08/20	(257,485)
BNP Paribas SA	USD	13,877	NOK	126,812	1/08/20	568,252
BNP Paribas SA	USD	4,303	SEK	41,670	1/08/20	147,270
BNP Paribas SA	USD	2,297	NZD	3,505	1/17/20	63,389
BNP Paribas SA	AUD	13,730	USD	9,409	1/23/20	(231,452)
Citibank, NA	USD	9,989	NOK	88,970	1/08/20	145,497
Citibank, NA	USD	9,232	SEK	88,934	1/08/20	265,651
Citibank, NA	GBP	11,136	USD	14,608	1/10/20	(146,411)
Citibank, NA	EUR	8,604	USD	9,617	1/16/20	(42,760)
Citibank, NA	USD	10,498	EUR	9,399	1/16/20	53,051
Citibank, NA	USD	15,754	AUD	22,805	1/23/20	257,772
Citibank, NA	USD	6,346	JPY	685,996	1/30/20	(24,123)
Credit Suisse International	NOK	56,244	USD	6,229	1/08/20	(178,004)
Credit Suisse International	GBP	10,753	USD	13,888	1/10/20	(358,573)
Credit Suisse International	USD	10,711	EUR	9,637	1/16/20	108,192
Credit Suisse International	AUD	9,075	USD	6,190	1/23/20	(181,780)
Credit Suisse International	USD	4,110	CAD	5,435	1/23/20	75,974
Goldman Sachs Bank USA	USD	6,914	GBP	5,295	1/10/20	100,946
Goldman Sachs Bank USA	NZD	14,026	USD	9,205	1/17/20	(238,325)
Goldman Sachs Bank USA	JPY	640,135	USD	5,861	1/30/20	(37,809)
Goldman Sachs Bank USA	USD	33,765	JPY	3,649,055	1/30/20	(138,867)
HSBC Bank USA	USD	7,524	GBP	5,841	1/10/20	214,747
HSBC Bank USA	USD	7,032	NZD	10,621	1/17/20	119,073
JPMorgan Chase Bank, NA	NOK	249,616	USD	27,280	1/08/20	(1,152,757)
JPMorgan Chase Bank, NA	USD	13,704	NOK	122,949	1/08/20	300,841
JPMorgan Chase Bank, NA	USD	21,641	SEK	208,282	1/08/20	602,608
JPMorgan Chase Bank, NA	CHF	4,762	USD	4,828	1/10/20	(93,854)
JPMorgan Chase Bank, NA	USD	4,712	CHF	4,623	1/10/20	66,159
JPMorgan Chase Bank, NA	NZD	5,614	USD	3,568	1/17/20	(212,501)
JPMorgan Chase Bank, NA	USD	9,432	NZD	14,468	1/17/20	309,293
JPMorgan Chase Bank, NA	USD	6,246	AUD	9,015	1/23/20	83,119
Morgan Stanley & Co., Inc.	USD	9,033	SEK	86,863	1/08/20	243,062
Morgan Stanley & Co., Inc.	USD	9,287	JPY	1,013,201	1/30/20	49,423
Royal Bank of Canada	NZD	9,062	USD	5,776	1/17/20	(325,657)
Standard Chartered Bank	CHF	5,733	USD	5,852	1/10/20	(73,317)
State Street Bank & Trust Co.	USD	2,460	SEK	23,660	1/08/20	66,970
State Street Bank & Trust Co.	USD	462	GBP	358	1/10/20	12,725
UBS AG	SEK	106,552	USD	10,971	1/08/20	(407,730)
UBS AG	USD	4,461	CHF	4,373	1/10/20	58,782
UBS AG	USD	13,282	GBP	10,395	1/10/20	489,427
UBS AG	USD	15,032	EUR	13,593	1/16/20	227,456
UBS AG	USD	4,039	CAD	5,368	1/23/20	94,981

						$1,032,020

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	42,110	6/17/24	1.760%	CPI	#	Maturity	$186,716	$	– 0	–	$186,716
USD	6,610	8/09/24	1.690%	CPI	#	Maturity	49,381		– 0	–	49,381
USD	21,960	1/15/25	1.671%	CPI	#	Maturity	231,863		– 0	–	231,863

							$467,960	$	– 0	–	$467,960

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	61,040	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$158,804	$	– 0	–	$158,804
USD	39,710	8/09/22	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	(80,550)		– 0	–	(80,550)
USD	32,500	9/10/24	3 Month LIBOR	1.341%	Quarterly/Semi-Annual	(463,340)		– 0	–	(463,340)
USD	13,760	1/15/25	3 Month LIBOR	1.566%	Quarterly/Semi-Annual	(131,003)		– 0	–	(131,003)
USD	9,275	10/09/29	3 Month LIBOR	1.473%	Quarterly/Semi-Annual	(359,489)		– 0	–	(359,489)

						$(875,578)	$	– 0	–	$(875,578)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	1,344	$(68,006)	$(176,130)	$108,124
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	97	(4,908)	(9,678)	4,770

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	995	$(50,347)	$(97,733)	$47,386
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	662	(33,443)	(66,739)	33,296
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	53	(2,682)	(5,337)	2,655
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1	(51)	(125)	74
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	863	(43,668)	(82,278)	38,610

						$(203,105)	$(438,020)	$234,915

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	13,000	12/04/32	2.233%	CPI	#	Maturity	$ (446,930)	$	– 0	–	$(446,930)
Barclays Bank PLC	USD	27,267	9/20/20	2.263%	CPI	#	Maturity	(246,396)		– 0	–	(246,396)
Barclays Bank PLC	USD	24,198	10/15/20	2.208%	CPI	#	Maturity	(184,598)		– 0	–	(184,598)
Barclays Bank PLC	USD	13,963	10/15/20	2.210%	CPI	#	Maturity	(107,224)		– 0	–	(107,224)
Barclays Bank PLC	USD	12,000	10/23/26	2.310%	CPI	#	Maturity	(927,246)		– 0	–	(927,246)
Barclays Bank PLC	USD	10,000	12/04/27	2.170%	CPI	#	Maturity	(233,414)		– 0	–	(233,414)
Barclays Bank PLC	USD	10,000	10/23/29	2.388%	CPI	#	Maturity	(978,954)		– 0	–	(978,954)
Citibank, NA	USD	17,600	10/17/20	2.220%	CPI	#	Maturity	(137,241)		– 0	–	(137,241)
Citibank, NA	USD	25,380	12/14/20	1.548%	CPI	#	Maturity	525,802		– 0	–	525,802
Citibank, NA	USD	28,000	10/23/21	2.039%	CPI	#	Maturity	(932,971)		– 0	–	(932,971)
Citibank, NA	USD	22,000	11/04/23	1.900%	CPI	#	Maturity	107,362		– 0	–	107,362
Citibank, NA	USD	10,000	7/20/27	2.104%	CPI	#	Maturity	(142,458)		– 0	–	(142,458)
Deutsche Bank AG	USD	12,900	7/15/20	1.265%	CPI	#	Maturity	533,524		– 0	–	533,524
Deutsche Bank AG	USD	10,000	9/04/25	1.818%	CPI	#	Maturity	25,553		– 0	–	25,553
JPMorgan Chase Bank, NA	USD	24,484	8/30/20	2.210%	CPI	#	Maturity	(203,923)		– 0	–	(203,923)
JPMorgan Chase Bank, NA	USD	10,000	3/02/24	2.175%	CPI	#	Maturity	(189,612)		– 0	–	(189,612)
JPMorgan Chase Bank, NA	USD	29,100	7/15/24	2.165%	CPI	#	Maturity	(232,552)		– 0	–	(232,552)
JPMorgan Chase Bank, NA	USD	33,000	7/20/24	1.995%	CPI	#	Maturity	(88,860)		– 0	–	(88,860)
JPMorgan Chase Bank, NA	USD	13,000	11/04/26	2.015%	CPI	#	Maturity	(68,680)		– 0	–	(68,680)
JPMorgan Chase Bank, NA	USD	28,000	12/27/28	2.009%	CPI	#	Maturity	(292,226)		– 0	–	(292,226)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	56,000	7/20/22	1.939%	CPI	#	Maturity	$96,874	$	– 0	–	$96,874

								$(4,124,170)	$	– 0	–	$(4,124,170)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
	Rate Type			Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)

Citibank, NA	USD	12,470	10/09/29	1.120%	SIFMA	*	Quarterly	$297,010	$	– 0	–	$297,010
Citibank, NA	USD	12,470	10/09/29	1.125%	SIFMA	*	Quarterly	290,653		– 0	–	290,653

								$587,663	$	– 0	–	$587,663

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $22,499,241 or 1.2% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $182,015,780, and gross unrealized depreciation of investments was $(14,371,932), resulting in net unrealized appreciation of $167,643,848.

As of December 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.8% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,283,448,045		$	– 0	–	$1,283,448,045
Investment Companies		447,554,621		– 0	–		– 0	–	447,554,621
Governments - Treasuries		– 0	–	12,400,634			– 0	–	12,400,634
Agencies		– 0	–	5,113,981			– 0	–	5,113,981
Short-Term Investments:
Investment Companies		66,235,496		– 0	–		– 0	–	66,235,496
U.S. Treasury Bills		– 0	–	48,938,841			– 0	–	48,938,841

Total Investments in Securities		513,790,117		1,349,901,501			– 0	–	1,863,691,618
Other Financial Instruments (a):
Assets:
Futures		2,597,199		210,910			– 0	–	2,808,109
Forward Currency Exchange Contracts		– 0	–	5,233,242			– 0	–	5,233,242
Centrally Cleared Inflation (CPI) Swaps		– 0	–	467,960			– 0	–	467,960
Centrally Cleared Interest Rate Swaps		– 0	–	158,804			– 0	–	158,804
Inflation (CPI) Swaps		– 0	–	1,289,115			– 0	–	1,289,115
Interest Rate Swaps		– 0	–	587,663			– 0	–	587,663

Investments in Securities:	Level 1		Level 2	Level 3			Total
Liabilities:
Futures	(2,905,149)		(341,217)		– 0	–	(3,246,366)
Forward Currency Exchange Contracts	– 0	–	(4,201,222)		– 0	–	(4,201,222)
Centrally Cleared Interest Rate Swaps	– 0	–	(1,034,382)		– 0	–	(1,034,382)
Credit Default Swaps	– 0	–	(203,105)		– 0	–	(203,105)
Inflation (CPI) Swaps	– 0	–	(5,413,285)		– 0	–	(5,413,285)

Total	$513,482,167		$1,346,655,984	$	– 0	–	$1,860,138,151

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$31,325	$195,538	$160,628	$66,235	$140